Reporting entity	12 Months Ended
Jun. 30, 2026
Reporting Entity
Reporting entity

1. Reporting entity

VivoPower PLC (formerly VivoPower International PLC) (“VivoPower” or the “Company”) is a public limited company incorporated and domiciled in England and Wales. The address of the Company’s registered office is Suite 4, 7th Floor, 50 Broadway, London SW1H 0DB, United Kingdom.

The consolidated financial statements (“financial statements”) comprise the financial statements of the Company and its subsidiaries (together referred to as the “Group” and individually as “Group entities”). Since June 30, 2021, the Company no longer has an ultimate controlling party, as AWN Holdings Limited (collectively with its affiliates and subsidiaries, “AWN”) holds less than 50% equity interest in the Company, being 2.9% as at June 30, 2026. In prior periods, the ultimate controlling party and the results into which these financials were consolidated was AWN, a company registered in Australia.